Group assets and liabilities - measurement - Carried at fair value (Details) - GBP (£) £ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Financial instruments
Financial assets classified as available-for-sale	£ 44,178	£ 40,849
At fair value
Financial instruments
Total financial investments, net of derivative liabilities	287,287
Total financial instruments at fair value	£ 280,053	£ 247,533
Percentage of total (%)	100.00%	100.00%
At fair value | UK & Europe Operations (M&G Prudential)
Financial instruments
Total financial investments, net of derivative liabilities	£ 153,106	£ 147,626
Total financial instruments at fair value	£ 127,016	£ 121,092
Percentage of total (%)	100.00%	100.00%
At fair value | Continuing and discontinued operations
Financial instruments
Total financial investments, net of derivative liabilities		£ 401,342
Total financial instruments at fair value		£ 368,625
Percentage of total (%)		100.00%
At fair value | Loans
Financial instruments
Financial assets	£ 2,799
At fair value | Loans | UK & Europe Operations (M&G Prudential)
Financial instruments
Financial assets	1,940	£ 1,970
At fair value | Loans | Continuing and discontinued operations
Financial instruments
Financial assets		4,753
At fair value | Equity securities and portfolio holdings in unit trusts
Financial instruments
Financial assets	183,670
At fair value | Equity securities and portfolio holdings in unit trusts | UK & Europe Operations (M&G Prudential)
Financial instruments
Financial assets	59,653	53,810
At fair value | Equity securities and portfolio holdings in unit trusts | Continuing and discontinued operations
Financial instruments
Financial assets		214,733
At fair value | Debt securities
Financial instruments
Financial assets	99,675
At fair value | Debt securities | UK & Europe Operations (M&G Prudential)
Financial instruments
Financial assets	85,174	85,956
At fair value | Debt securities | Continuing and discontinued operations
Financial instruments
Financial assets		175,356
At fair value | Other investments (including derivative assets)
Financial instruments
Financial assets	2,180
At fair value | Other investments (including derivative assets) | UK & Europe Operations (M&G Prudential)
Financial instruments
Financial assets	9,016	8,098
At fair value | Other investments (including derivative assets) | Continuing and discontinued operations
Financial instruments
Financial assets		10,006
At fair value | Derivative liabilities
Financial instruments
Financial liabilities	(1,037)
At fair value | Derivative liabilities | UK & Europe Operations (M&G Prudential)
Financial instruments
Financial liabilities	(2,677)	(2,208)
At fair value | Derivative liabilities | Continuing and discontinued operations
Financial instruments
Financial liabilities		(3,506)
At fair value | Investment contract liabilities without discretionary participation features held at fair value
Financial instruments
Financial liabilities	(666)
At fair value | Investment contract liabilities without discretionary participation features held at fair value | UK & Europe Operations (M&G Prudential)
Financial instruments
Financial liabilities	(15,695)	(15,560)
At fair value | Investment contract liabilities without discretionary participation features held at fair value | Continuing and discontinued operations
Financial instruments
Financial liabilities		(16,054)
At fair value | Borrowings attributable to with-profits businesses | UK & Europe Operations (M&G Prudential)
Financial instruments
Financial liabilities	(1,504)	(1,606)
At fair value | Borrowings attributable to with-profits businesses | Continuing and discontinued operations
Financial instruments
Financial liabilities		(1,606)
At fair value | Net asset value attributable to unit holders of consolidated unit trusts and similar funds
Financial instruments
Financial liabilities	(3,482)
At fair value | Net asset value attributable to unit holders of consolidated unit trusts and similar funds | UK & Europe Operations (M&G Prudential)
Financial instruments
Financial liabilities	(8,512)	(9,013)
At fair value | Net asset value attributable to unit holders of consolidated unit trusts and similar funds | Continuing and discontinued operations
Financial instruments
Financial liabilities		(11,651)
At fair value | Other financial liabilities
Financial instruments
Financial liabilities	(3,086)
At fair value | Other financial liabilities | UK & Europe Operations (M&G Prudential)
Financial instruments
Financial liabilities	(379)	(355)
At fair value | Other financial liabilities | Continuing and discontinued operations
Financial instruments
Financial liabilities		(3,406)
At fair value | With-profits
Financial instruments
Total financial investments, net of derivative liabilities	£ 53,583
Percentage of total (%)	100.00%
Total financial instruments at fair value		43,278
At fair value | With-profits | UK & Europe Operations (M&G Prudential)
Financial instruments
Total financial investments, net of derivative liabilities	£ 109,168	£ 102,856
Percentage of total (%)	100.00%	100.00%
At fair value | With-profits | Continuing and discontinued operations
Financial instruments
Total financial investments, net of derivative liabilities		£ 147,375
Percentage of total (%)		100.00%
At fair value | With-profits | Loans | UK & Europe Operations (M&G Prudential)
Financial instruments
Financial assets	£ 1,637	£ 1,703
At fair value | With-profits | Loans | Continuing and discontinued operations
Financial instruments
Financial assets		1,703
At fair value | With-profits | Equity securities and portfolio holdings in unit trusts
Financial instruments
Financial assets	21,377
At fair value | With-profits | Equity securities and portfolio holdings in unit trusts | UK & Europe Operations (M&G Prudential)
Financial instruments
Financial assets	45,743	41,090
At fair value | With-profits | Equity securities and portfolio holdings in unit trusts | Continuing and discontinued operations
Financial instruments
Financial assets		58,255
At fair value | With-profits | Debt securities
Financial instruments
Financial assets	32,063
At fair value | With-profits | Debt securities | UK & Europe Operations (M&G Prudential)
Financial instruments
Financial assets	54,796	53,798
At fair value | With-profits | Debt securities | Continuing and discontinued operations
Financial instruments
Financial assets		81,002
At fair value | With-profits | Other investments (including derivative assets)
Financial instruments
Financial assets	188
At fair value | With-profits | Other investments (including derivative assets) | UK & Europe Operations (M&G Prudential)
Financial instruments
Financial assets	8,459	7,530
At fair value | With-profits | Other investments (including derivative assets) | Continuing and discontinued operations
Financial instruments
Financial assets		7,731
At fair value | With-profits | Derivative liabilities
Financial instruments
Financial liabilities	(45)
At fair value | With-profits | Derivative liabilities | UK & Europe Operations (M&G Prudential)
Financial instruments
Financial liabilities	(1,467)	(1,265)
At fair value | With-profits | Derivative liabilities | Continuing and discontinued operations
Financial instruments
Financial liabilities		(1,316)
At fair value | Unit-linked and variable annuity separate account
Financial instruments
Total financial investments, net of derivative liabilities	£ 163,278
Percentage of total (%)	100.00%
Total financial instruments at fair value		143,492
At fair value | Unit-linked and variable annuity separate account | Continuing and discontinued operations
Financial instruments
Total financial investments, net of derivative liabilities		£ 168,004
Percentage of total (%)		100.00%
At fair value | Unit-linked and variable annuity separate account | Equity securities and portfolio holdings in unit trusts
Financial instruments
Financial assets	£ 159,692
At fair value | Unit-linked and variable annuity separate account | Equity securities and portfolio holdings in unit trusts | Continuing and discontinued operations
Financial instruments
Financial assets		£ 153,501
At fair value | Unit-linked and variable annuity separate account | Debt securities
Financial instruments
Financial assets	3,603
At fair value | Unit-linked and variable annuity separate account | Debt securities | Continuing and discontinued operations
Financial instruments
Financial assets		14,493
At fair value | Unit-linked and variable annuity separate account | Other investments (including derivative assets) | Continuing and discontinued operations
Financial instruments
Financial assets		15
At fair value | Unit-linked and variable annuity separate account | Derivative liabilities
Financial instruments
Financial liabilities	(17)
At fair value | Unit-linked and variable annuity separate account | Derivative liabilities | Continuing and discontinued operations
Financial instruments
Financial liabilities		(5)
At fair value | Non-linked shareholder-backed
Financial instruments
Total financial investments, net of derivative liabilities	£ 70,426
Percentage of total (%)	100.00%
Total financial instruments at fair value		60,763
At fair value | Non-linked shareholder-backed | Continuing and discontinued operations
Financial instruments
Total financial investments, net of derivative liabilities		£ 85,963
Percentage of total (%)		100.00%
At fair value | Non-linked shareholder-backed | Loans
Financial instruments
Financial assets	£ 2,799
At fair value | Non-linked shareholder-backed | Loans | Continuing and discontinued operations
Financial instruments
Financial assets		£ 3,050
At fair value | Non-linked shareholder-backed | Equity securities and portfolio holdings in unit trusts
Financial instruments
Financial assets	2,601
At fair value | Non-linked shareholder-backed | Equity securities and portfolio holdings in unit trusts | Continuing and discontinued operations
Financial instruments
Financial assets		2,977
At fair value | Non-linked shareholder-backed | Debt securities
Financial instruments
Financial assets	64,009
At fair value | Non-linked shareholder-backed | Debt securities | Continuing and discontinued operations
Financial instruments
Financial assets		79,861
At fair value | Non-linked shareholder-backed | Other investments (including derivative assets)
Financial instruments
Financial assets	1,992
At fair value | Non-linked shareholder-backed | Other investments (including derivative assets) | Continuing and discontinued operations
Financial instruments
Financial assets		2,260
At fair value | Non-linked shareholder-backed | Derivative liabilities
Financial instruments
Financial liabilities	(975)
At fair value | Non-linked shareholder-backed | Derivative liabilities | Continuing and discontinued operations
Financial instruments
Financial liabilities		(2,185)
At fair value | Level 1
Financial instruments
Total financial investments, net of derivative liabilities	229,987
Total financial instruments at fair value	£ 226,505	£ 199,296
Percentage of total (%)	81.00%	81.00%
At fair value | Level 1 | UK & Europe Operations (M&G Prudential)
Financial instruments
Total financial investments, net of derivative liabilities	£ 67,470	£ 63,343
Total financial instruments at fair value	£ 60,686	£ 55,900
Percentage of total (%)	47.00%	46.00%
At fair value | Level 1 | Continuing and discontinued operations
Financial instruments
Total financial investments, net of derivative liabilities		£ 262,048
Total financial instruments at fair value		£ 255,196
Percentage of total (%)		70.00%
At fair value | Level 1 | Equity securities and portfolio holdings in unit trusts
Financial instruments
Financial assets	£ 181,360
At fair value | Level 1 | Equity securities and portfolio holdings in unit trusts | UK & Europe Operations (M&G Prudential)
Financial instruments
Financial assets	54,553	£ 49,419
At fair value | Level 1 | Equity securities and portfolio holdings in unit trusts | Continuing and discontinued operations
Financial instruments
Financial assets		208,264
At fair value | Level 1 | Debt securities
Financial instruments
Financial assets	48,530
At fair value | Level 1 | Debt securities | UK & Europe Operations (M&G Prudential)
Financial instruments
Financial assets	12,912	13,928
At fair value | Level 1 | Debt securities | Continuing and discontinued operations
Financial instruments
Financial assets		53,663
At fair value | Level 1 | Other investments (including derivative assets)
Financial instruments
Financial assets	149
At fair value | Level 1 | Other investments (including derivative assets) | UK & Europe Operations (M&G Prudential)
Financial instruments
Financial assets	70	61
At fair value | Level 1 | Other investments (including derivative assets) | Continuing and discontinued operations
Financial instruments
Financial assets		210
At fair value | Level 1 | Derivative liabilities
Financial instruments
Financial liabilities	(52)
At fair value | Level 1 | Derivative liabilities | UK & Europe Operations (M&G Prudential)
Financial instruments
Financial liabilities	(65)	(65)
At fair value | Level 1 | Derivative liabilities | Continuing and discontinued operations
Financial instruments
Financial liabilities		(89)
At fair value | Level 1 | Net asset value attributable to unit holders of consolidated unit trusts and similar funds
Financial instruments
Financial liabilities	(3,482)
At fair value | Level 1 | Net asset value attributable to unit holders of consolidated unit trusts and similar funds | UK & Europe Operations (M&G Prudential)
Financial instruments
Financial liabilities	(6,784)	(7,443)
At fair value | Level 1 | Net asset value attributable to unit holders of consolidated unit trusts and similar funds | Continuing and discontinued operations
Financial instruments
Financial liabilities		(6,852)
At fair value | Level 1 | With-profits
Financial instruments
Total financial investments, net of derivative liabilities	£ 48,355
Percentage of total (%)	90.00%
Total financial instruments at fair value		39,191
At fair value | Level 1 | With-profits | UK & Europe Operations (M&G Prudential)
Financial instruments
Total financial investments, net of derivative liabilities	£ 49,133	£ 45,393
Percentage of total (%)	45.00%	44.00%
At fair value | Level 1 | With-profits | Continuing and discontinued operations
Financial instruments
Total financial investments, net of derivative liabilities		£ 83,588
Percentage of total (%)		57.00%
At fair value | Level 1 | With-profits | Equity securities and portfolio holdings in unit trusts
Financial instruments
Financial assets	£ 19,318
At fair value | Level 1 | With-profits | Equity securities and portfolio holdings in unit trusts | UK & Europe Operations (M&G Prudential)
Financial instruments
Financial assets	41,593	£ 37,027
At fair value | Level 1 | With-profits | Equity securities and portfolio holdings in unit trusts | Continuing and discontinued operations
Financial instruments
Financial assets		52,320
At fair value | Level 1 | With-profits | Debt securities
Financial instruments
Financial assets	28,964
At fair value | Level 1 | With-profits | Debt securities | UK & Europe Operations (M&G Prudential)
Financial instruments
Financial assets	7,534	8,374
At fair value | Level 1 | With-profits | Debt securities | Continuing and discontinued operations
Financial instruments
Financial assets		31,210
At fair value | Level 1 | With-profits | Other investments (including derivative assets)
Financial instruments
Financial assets	107
At fair value | Level 1 | With-profits | Other investments (including derivative assets) | UK & Europe Operations (M&G Prudential)
Financial instruments
Financial assets	66	56
At fair value | Level 1 | With-profits | Other investments (including derivative assets) | Continuing and discontinued operations
Financial instruments
Financial assets		143
At fair value | Level 1 | With-profits | Derivative liabilities
Financial instruments
Financial liabilities	(34)
At fair value | Level 1 | With-profits | Derivative liabilities | UK & Europe Operations (M&G Prudential)
Financial instruments
Financial liabilities	(60)	(64)
At fair value | Level 1 | With-profits | Derivative liabilities | Continuing and discontinued operations
Financial instruments
Financial liabilities		(85)
At fair value | Level 1 | Unit-linked and variable annuity separate account
Financial instruments
Total financial investments, net of derivative liabilities	£ 162,291
Percentage of total (%)	99.00%
Total financial instruments at fair value		143,556
At fair value | Level 1 | Unit-linked and variable annuity separate account | Continuing and discontinued operations
Financial instruments
Total financial investments, net of derivative liabilities		£ 157,757
Percentage of total (%)		94.00%
At fair value | Level 1 | Unit-linked and variable annuity separate account | Equity securities and portfolio holdings in unit trusts
Financial instruments
Financial assets	£ 159,462
At fair value | Level 1 | Unit-linked and variable annuity separate account | Equity securities and portfolio holdings in unit trusts | Continuing and discontinued operations
Financial instruments
Financial assets		£ 152,987
At fair value | Level 1 | Unit-linked and variable annuity separate account | Debt securities
Financial instruments
Financial assets	2,840
At fair value | Level 1 | Unit-linked and variable annuity separate account | Debt securities | Continuing and discontinued operations
Financial instruments
Financial assets		4,766
At fair value | Level 1 | Unit-linked and variable annuity separate account | Other investments (including derivative assets) | Continuing and discontinued operations
Financial instruments
Financial assets		6
At fair value | Level 1 | Unit-linked and variable annuity separate account | Derivative liabilities
Financial instruments
Financial liabilities	(11)
At fair value | Level 1 | Unit-linked and variable annuity separate account | Derivative liabilities | Continuing and discontinued operations
Financial instruments
Financial liabilities		(2)
At fair value | Level 1 | Non-linked shareholder-backed
Financial instruments
Total financial investments, net of derivative liabilities	£ 19,341
Percentage of total (%)	27.00%
Total financial instruments at fair value		16,549
At fair value | Level 1 | Non-linked shareholder-backed | Continuing and discontinued operations
Financial instruments
Total financial investments, net of derivative liabilities		£ 20,703
Percentage of total (%)		24.00%
At fair value | Level 1 | Non-linked shareholder-backed | Equity securities and portfolio holdings in unit trusts
Financial instruments
Financial assets	£ 2,580
At fair value | Level 1 | Non-linked shareholder-backed | Equity securities and portfolio holdings in unit trusts | Continuing and discontinued operations
Financial instruments
Financial assets		£ 2,957
At fair value | Level 1 | Non-linked shareholder-backed | Debt securities
Financial instruments
Financial assets	16,726
At fair value | Level 1 | Non-linked shareholder-backed | Debt securities | Continuing and discontinued operations
Financial instruments
Financial assets		17,687
At fair value | Level 1 | Non-linked shareholder-backed | Other investments (including derivative assets)
Financial instruments
Financial assets	42
At fair value | Level 1 | Non-linked shareholder-backed | Other investments (including derivative assets) | Continuing and discontinued operations
Financial instruments
Financial assets		61
At fair value | Level 1 | Non-linked shareholder-backed | Derivative liabilities
Financial instruments
Financial liabilities	(7)
At fair value | Level 1 | Non-linked shareholder-backed | Derivative liabilities | Continuing and discontinued operations
Financial instruments
Financial liabilities		(2)
At fair value | Level 2
Financial instruments
Total financial investments, net of derivative liabilities	53,818
Total financial instruments at fair value	£ 53,147	£ 47,812
Percentage of total (%)	19.00%	19.00%
At fair value | Level 2 | UK & Europe Operations (M&G Prudential)
Financial instruments
Total financial investments, net of derivative liabilities	£ 76,974	£ 76,458
Total financial instruments at fair value	£ 60,535	£ 60,316
Percentage of total (%)	48.00%	50.00%
At fair value | Level 2 | Continuing and discontinued operations
Financial instruments
Total financial investments, net of derivative liabilities		£ 127,995
Total financial instruments at fair value		£ 108,128
Percentage of total (%)		29.00%
At fair value | Level 2 | Equity securities and portfolio holdings in unit trusts
Financial instruments
Financial assets	£ 2,140
At fair value | Level 2 | Equity securities and portfolio holdings in unit trusts | UK & Europe Operations (M&G Prudential)
Financial instruments
Financial assets	4,697	£ 4,046
At fair value | Level 2 | Equity securities and portfolio holdings in unit trusts | Continuing and discontinued operations
Financial instruments
Financial assets		5,954
At fair value | Level 2 | Debt securities
Financial instruments
Financial assets	51,139
At fair value | Level 2 | Debt securities | UK & Europe Operations (M&G Prudential)
Financial instruments
Financial assets	71,073	70,851
At fair value | Level 2 | Debt securities | Continuing and discontinued operations
Financial instruments
Financial assets		120,511
At fair value | Level 2 | Other investments (including derivative assets)
Financial instruments
Financial assets	1,069
At fair value | Level 2 | Other investments (including derivative assets) | UK & Europe Operations (M&G Prudential)
Financial instruments
Financial assets	3,809	3,704
At fair value | Level 2 | Other investments (including derivative assets) | Continuing and discontinued operations
Financial instruments
Financial assets		4,524
At fair value | Level 2 | Derivative liabilities
Financial instruments
Financial liabilities	(530)
At fair value | Level 2 | Derivative liabilities | UK & Europe Operations (M&G Prudential)
Financial instruments
Financial liabilities	(2,605)	(2,143)
At fair value | Level 2 | Derivative liabilities | Continuing and discontinued operations
Financial instruments
Financial liabilities		(2,994)
At fair value | Level 2 | Investment contract liabilities without discretionary participation features held at fair value
Financial instruments
Financial liabilities	(666)
At fair value | Level 2 | Investment contract liabilities without discretionary participation features held at fair value | UK & Europe Operations (M&G Prudential)
Financial instruments
Financial liabilities	(15,695)	(15,560)
At fair value | Level 2 | Investment contract liabilities without discretionary participation features held at fair value | Continuing and discontinued operations
Financial instruments
Financial liabilities		(16,054)
At fair value | Level 2 | Net asset value attributable to unit holders of consolidated unit trusts and similar funds | UK & Europe Operations (M&G Prudential)
Financial instruments
Financial liabilities	(744)	(582)
At fair value | Level 2 | Net asset value attributable to unit holders of consolidated unit trusts and similar funds | Continuing and discontinued operations
Financial instruments
Financial liabilities		(3,811)
At fair value | Level 2 | Other financial liabilities
Financial instruments
Financial liabilities	(5)
At fair value | Level 2 | Other financial liabilities | Continuing and discontinued operations
Financial instruments
Financial liabilities		(2)
At fair value | Level 2 | With-profits
Financial instruments
Total financial investments, net of derivative liabilities	£ 5,069
Percentage of total (%)	10.00%
Total financial instruments at fair value		3,928
At fair value | Level 2 | With-profits | UK & Europe Operations (M&G Prudential)
Financial instruments
Total financial investments, net of derivative liabilities	£ 52,050	£ 50,295
Percentage of total (%)	48.00%	49.00%
At fair value | Level 2 | With-profits | Continuing and discontinued operations
Financial instruments
Total financial investments, net of derivative liabilities		£ 56,460
Percentage of total (%)		38.00%
At fair value | Level 2 | With-profits | Equity securities and portfolio holdings in unit trusts
Financial instruments
Financial assets	£ 1,906
At fair value | Level 2 | With-profits | Equity securities and portfolio holdings in unit trusts | UK & Europe Operations (M&G Prudential)
Financial instruments
Financial assets	3,758	£ 3,728
At fair value | Level 2 | With-profits | Equity securities and portfolio holdings in unit trusts | Continuing and discontinued operations
Financial instruments
Financial assets		5,447
At fair value | Level 2 | With-profits | Debt securities
Financial instruments
Financial assets	3,093
At fair value | Level 2 | With-profits | Debt securities | UK & Europe Operations (M&G Prudential)
Financial instruments
Financial assets	46,410	44,619
At fair value | Level 2 | With-profits | Debt securities | Continuing and discontinued operations
Financial instruments
Financial assets		48,981
At fair value | Level 2 | With-profits | Other investments (including derivative assets)
Financial instruments
Financial assets	81
At fair value | Level 2 | With-profits | Other investments (including derivative assets) | UK & Europe Operations (M&G Prudential)
Financial instruments
Financial assets	3,282	3,149
At fair value | Level 2 | With-profits | Other investments (including derivative assets) | Continuing and discontinued operations
Financial instruments
Financial assets		3,263
At fair value | Level 2 | With-profits | Derivative liabilities
Financial instruments
Financial liabilities	(11)
At fair value | Level 2 | With-profits | Derivative liabilities | UK & Europe Operations (M&G Prudential)
Financial instruments
Financial liabilities	(1,400)	(1,201)
At fair value | Level 2 | With-profits | Derivative liabilities | Continuing and discontinued operations
Financial instruments
Financial liabilities		(1,231)
At fair value | Level 2 | Unit-linked and variable annuity separate account
Financial instruments
Total financial investments, net of derivative liabilities	£ 987
Percentage of total (%)	1.00%
Total financial instruments at fair value		(64)
At fair value | Level 2 | Unit-linked and variable annuity separate account | Continuing and discontinued operations
Financial instruments
Total financial investments, net of derivative liabilities		£ 10,232
Percentage of total (%)		6.00%
At fair value | Level 2 | Unit-linked and variable annuity separate account | Equity securities and portfolio holdings in unit trusts
Financial instruments
Financial assets	£ 230
At fair value | Level 2 | Unit-linked and variable annuity separate account | Equity securities and portfolio holdings in unit trusts | Continuing and discontinued operations
Financial instruments
Financial assets		£ 505
At fair value | Level 2 | Unit-linked and variable annuity separate account | Debt securities
Financial instruments
Financial assets	763
At fair value | Level 2 | Unit-linked and variable annuity separate account | Debt securities | Continuing and discontinued operations
Financial instruments
Financial assets		9,727
At fair value | Level 2 | Unit-linked and variable annuity separate account | Other investments (including derivative assets) | Continuing and discontinued operations
Financial instruments
Financial assets		3
At fair value | Level 2 | Unit-linked and variable annuity separate account | Derivative liabilities
Financial instruments
Financial liabilities	(6)
At fair value | Level 2 | Unit-linked and variable annuity separate account | Derivative liabilities | Continuing and discontinued operations
Financial instruments
Financial liabilities		(3)
At fair value | Level 2 | Non-linked shareholder-backed
Financial instruments
Total financial investments, net of derivative liabilities	£ 47,762
Percentage of total (%)	68.00%
Total financial instruments at fair value		43,948
At fair value | Level 2 | Non-linked shareholder-backed | Continuing and discontinued operations
Financial instruments
Total financial investments, net of derivative liabilities		£ 61,303
Percentage of total (%)		71.00%
At fair value | Level 2 | Non-linked shareholder-backed | Equity securities and portfolio holdings in unit trusts
Financial instruments
Financial assets	£ 4
At fair value | Level 2 | Non-linked shareholder-backed | Equity securities and portfolio holdings in unit trusts | Continuing and discontinued operations
Financial instruments
Financial assets		£ 2
At fair value | Level 2 | Non-linked shareholder-backed | Debt securities
Financial instruments
Financial assets	47,283
At fair value | Level 2 | Non-linked shareholder-backed | Debt securities | Continuing and discontinued operations
Financial instruments
Financial assets		61,803
At fair value | Level 2 | Non-linked shareholder-backed | Other investments (including derivative assets)
Financial instruments
Financial assets	988
At fair value | Level 2 | Non-linked shareholder-backed | Other investments (including derivative assets) | Continuing and discontinued operations
Financial instruments
Financial assets		1,258
At fair value | Level 2 | Non-linked shareholder-backed | Derivative liabilities
Financial instruments
Financial liabilities	(513)
At fair value | Level 2 | Non-linked shareholder-backed | Derivative liabilities | Continuing and discontinued operations
Financial instruments
Financial liabilities		(1,760)
At fair value | Level 3
Financial instruments
Total financial investments, net of derivative liabilities	3,482
Total financial instruments at fair value	£ 401	£ 425
Percentage of total (%)	0.00%	0.00%
At fair value | Level 3 | UK & Europe Operations (M&G Prudential)
Financial instruments
Total financial investments, net of derivative liabilities	£ 8,662	£ 7,825
Total financial instruments at fair value	£ 5,795	£ 4,876
Percentage of total (%)	5.00%	4.00%
At fair value | Level 3 | Continuing and discontinued operations
Financial instruments
Total financial investments, net of derivative liabilities		£ 11,299
Total financial instruments at fair value		£ 5,301	£ 4,443
Percentage of total (%)		1.00%
At fair value | Level 3 | Loans
Financial instruments
Financial assets	£ 2,799
At fair value | Level 3 | Loans | UK & Europe Operations (M&G Prudential)
Financial instruments
Financial assets	1,940	£ 1,970
At fair value | Level 3 | Loans | Continuing and discontinued operations
Financial instruments
Financial assets		4,753	4,837
At fair value | Level 3 | Equity securities and portfolio holdings in unit trusts
Financial instruments
Financial assets	170
At fair value | Level 3 | Equity securities and portfolio holdings in unit trusts | UK & Europe Operations (M&G Prudential)
Financial instruments
Financial assets	403	345
At fair value | Level 3 | Equity securities and portfolio holdings in unit trusts | Continuing and discontinued operations
Financial instruments
Financial assets		515	371
At fair value | Level 3 | Debt securities
Financial instruments
Financial assets	6
At fair value | Level 3 | Debt securities | UK & Europe Operations (M&G Prudential)
Financial instruments
Financial assets	1,189	1,177
At fair value | Level 3 | Debt securities | Continuing and discontinued operations
Financial instruments
Financial assets		1,182	654
At fair value | Level 3 | Other investments (including derivative assets)
Financial instruments
Financial assets	962
At fair value | Level 3 | Other investments (including derivative assets) | UK & Europe Operations (M&G Prudential)
Financial instruments
Financial assets	5,137	4,333
At fair value | Level 3 | Other investments (including derivative assets) | Continuing and discontinued operations
Financial instruments
Financial assets		5,272	4,424
At fair value | Level 3 | Derivative liabilities
Financial instruments
Financial liabilities	(455)
Total financial instruments at fair value	(451)
At fair value | Level 3 | Derivative liabilities | UK & Europe Operations (M&G Prudential)
Financial instruments
Financial liabilities	(7)
At fair value | Level 3 | Derivative liabilities | Continuing and discontinued operations
Financial instruments
Financial liabilities		(423)	(512)
At fair value | Level 3 | Borrowings attributable to with-profits businesses | UK & Europe Operations (M&G Prudential)
Financial instruments
Financial liabilities	(1,504)	(1,606)
At fair value | Level 3 | Borrowings attributable to with-profits businesses | Continuing and discontinued operations
Financial instruments
Financial liabilities		(1,606)	(1,887)
At fair value | Level 3 | Net asset value attributable to unit holders of consolidated unit trusts and similar funds | UK & Europe Operations (M&G Prudential)
Financial instruments
Financial liabilities	(984)	(988)
At fair value | Level 3 | Net asset value attributable to unit holders of consolidated unit trusts and similar funds | Continuing and discontinued operations
Financial instruments
Financial liabilities		(988)	(413)
At fair value | Level 3 | Other financial liabilities
Financial instruments
Financial liabilities	(3,081)
At fair value | Level 3 | Other financial liabilities | UK & Europe Operations (M&G Prudential)
Financial instruments
Financial liabilities	(379)	(355)
At fair value | Level 3 | Other financial liabilities | Continuing and discontinued operations
Financial instruments
Financial liabilities		(3,404)	£ (3,031)
At fair value | Level 3 | With-profits
Financial instruments
Total financial investments, net of derivative liabilities	£ 159
Percentage of total (%)	0.00%
Total financial instruments at fair value		159
At fair value | Level 3 | With-profits | UK & Europe Operations (M&G Prudential)
Financial instruments
Total financial investments, net of derivative liabilities	£ 7,985	£ 7,168
Percentage of total (%)	7.00%	7.00%
At fair value | Level 3 | With-profits | Continuing and discontinued operations
Financial instruments
Total financial investments, net of derivative liabilities		£ 7,327
Percentage of total (%)		5.00%
At fair value | Level 3 | With-profits | Loans | UK & Europe Operations (M&G Prudential)
Financial instruments
Financial assets	£ 1,637	£ 1,703
At fair value | Level 3 | With-profits | Loans | Continuing and discontinued operations
Financial instruments
Financial assets		1,703
At fair value | Level 3 | With-profits | Equity securities and portfolio holdings in unit trusts
Financial instruments
Financial assets	153
At fair value | Level 3 | With-profits | Equity securities and portfolio holdings in unit trusts | UK & Europe Operations (M&G Prudential)
Financial instruments
Financial assets	392	335
At fair value | Level 3 | With-profits | Equity securities and portfolio holdings in unit trusts | Continuing and discontinued operations
Financial instruments
Financial assets		488
At fair value | Level 3 | With-profits | Debt securities
Financial instruments
Financial assets	6
At fair value | Level 3 | With-profits | Debt securities | UK & Europe Operations (M&G Prudential)
Financial instruments
Financial assets	852	805
At fair value | Level 3 | With-profits | Debt securities | Continuing and discontinued operations
Financial instruments
Financial assets		811
At fair value | Level 3 | With-profits | Other investments (including derivative assets) | UK & Europe Operations (M&G Prudential)
Financial instruments
Financial assets	5,111	4,325
At fair value | Level 3 | With-profits | Other investments (including derivative assets) | Continuing and discontinued operations
Financial instruments
Financial assets		4,325
At fair value | Level 3 | With-profits | Derivative liabilities | UK & Europe Operations (M&G Prudential)
Financial instruments
Financial liabilities	£ (7)
At fair value | Level 3 | Unit-linked and variable annuity separate account
Financial instruments
Percentage of total (%)	0.00%
At fair value | Level 3 | Unit-linked and variable annuity separate account | Continuing and discontinued operations
Financial instruments
Total financial investments, net of derivative liabilities		£ 15
Percentage of total (%)		0.00%
At fair value | Level 3 | Unit-linked and variable annuity separate account | Equity securities and portfolio holdings in unit trusts | Continuing and discontinued operations
Financial instruments
Financial assets		£ 9
At fair value | Level 3 | Unit-linked and variable annuity separate account | Other investments (including derivative assets) | Continuing and discontinued operations
Financial instruments
Financial assets		6
At fair value | Level 3 | Non-linked shareholder-backed
Financial instruments
Total financial investments, net of derivative liabilities	£ 3,323
Percentage of total (%)	5.00%
Total financial instruments at fair value	£ 396	266
At fair value | Level 3 | Non-linked shareholder-backed | Continuing and discontinued operations
Financial instruments
Total financial investments, net of derivative liabilities		£ 3,957
Percentage of total (%)		5.00%
At fair value | Level 3 | Non-linked shareholder-backed | Loans
Financial instruments
Financial assets	2,799
At fair value | Level 3 | Non-linked shareholder-backed | Loans | Continuing and discontinued operations
Financial instruments
Financial assets		£ 3,050
At fair value | Level 3 | Non-linked shareholder-backed | Equity securities and portfolio holdings in unit trusts
Financial instruments
Financial assets	17
At fair value | Level 3 | Non-linked shareholder-backed | Equity securities and portfolio holdings in unit trusts | Continuing and discontinued operations
Financial instruments
Financial assets		18
At fair value | Level 3 | Non-linked shareholder-backed | Debt securities | Continuing and discontinued operations
Financial instruments
Financial assets		371
At fair value | Level 3 | Non-linked shareholder-backed | Other investments (including derivative assets)
Financial instruments
Financial assets	962
At fair value | Level 3 | Non-linked shareholder-backed | Other investments (including derivative assets) | Continuing and discontinued operations
Financial instruments
Financial assets		941
At fair value | Level 3 | Non-linked shareholder-backed | Derivative liabilities
Financial instruments
Financial liabilities	£ (455)
At fair value | Level 3 | Non-linked shareholder-backed | Derivative liabilities | Continuing and discontinued operations
Financial instruments
Financial liabilities		£ (423)